FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

January 7, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the form of prospectus and form of statement of additional information for the WHV/Acuity Tactical Credit Long/Short Fund, each dated December 31, 2014, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the prospectus and statement of additional information contained in the Post-Effective Amendment No. 108 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on January 2, 2015 (SEC Accession No. 0001104659-15-000144)

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President & CEO

cc:	Mr. James Shaw
Mr. John P. Falco, Esq.
Mr. John M. Ford, Esq.